Schedule of other assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current
Deposits	$ 66,014	$ 63,067
Prepayments	105,367	108,207
Other receivables	205,910	51,463
Other current assets	377,291	222,737
Non-current
Other receivable		$ 55,955